Related Party Transactions (Tables)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016
Schedule of Partnership Incurred Transactions with Securities

For the period ended December 31, 2016, the Partnership incurred the following transactions with Securities:

Balance - beginning of period	$—
Underwriting fees earned by Securities	1,000
Payments by the Partnership to Securities	(1,000)

Balance - end of period	$—

Schedule of Partnership Underwriting Fee Transactions

For the period ended December 31, 2016, the Partnership incurred the following underwriting fee transactions:

Underwriting discount incurred by the Partnership	$231,731
Underwriting fees earned by Securities	1,000
Underwriting fees paid to outside brokers	—
Total underwriting fees	$232,731

SQN AIF V GP, LLC [Member]
Schedule of Partnership Incurred Transactions with Securities

For the period ended December 31, 2016, the Managed Fund incurred the following transactions with Securities:

Balance - beginning of period	$—
Underwriting fees earned by Securities	1,000
Payments by the Managed Fund to Securities	(1,000)

Balance - end of period	$—

Schedule of Partnership Underwriting Fee Transactions

For the period ended December 31, 2016, the Managed Fund incurred the following underwriting fee transactions:

Underwriting discount incurred by the Managed Fund	$231,731
Underwriting fees earned by Securities	1,000
Underwriting fees paid to outside brokers	—
Total underwriting fees	$232,731